Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Event
Subsequent Event

23. Subsequent Event

On March 25, 2022, the Group’s Board of Directors approved to increase the Company's share repurchase authorization by US$80 million in addition to the previously approved US$175 million. The Company may repurchase its outstanding ADSs and/or Class A ordinary shares over the next 12 months starting from March 25, 2022.

By the end of March 2022, the Group repurchased approximately US$166.3 million principal amount of 1.625% Convertible Senior Notes due 2024 (the “Notes”), with Notes in the principal amount of approximately US$108.7 million remaining outstanding after such repurchase. On April 1, 2022 the Group announced a tender offer to repurchase outstanding Notes and the repurchase right expired at 5:00 p.m., New York City time, on Thursday, April 28, 2022. All the outstanding principal amount of the Notes were validly surrendered and not withdrawn for repurchase prior to the expiration of the repurchase right.